FINANCIAL EXPENSES AND FINANCIAL INCOME	12 Months Ended
Dec. 31, 2023
Net financial (expenses)/income [Abstract]
FINANCIAL EXPENSES AND FINANCIAL INCOME
9. FINANCIAL EXPENSES AND FINANCIAL INCOME

Financial expenses and financial income are as follows:

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Foreign exchange gains	91,019	78,674	37,860
Interest income	25,813	4,150	1,579
Other financial income	15,487	1,034	3,560
Financial income	132,319	83,858	42,999
Foreign exchange losses	111,216	104,597	49,267
Interest expenses	29,258	25,489	23,669
Other financial expenses	6,860	3,388	3,320
Financial expenses	147,334	133,474	76,256
Financial expenses, net	15,015	49,616	33,257

Financial expenses primarily relate to foreign exchange losses, including the net costs of hedging, and interest expenses on debt.
Financial income primarily relates to foreign exchange gains, interest income on cash and cash equivalents and for 2023, also to gains of €7,940 thousand realized on the partial cash tender executed during the third quarter of 2023 on a bond due in 2025. For additional information see Note 24 “Debt”.
Interest and other financial income, and interest expenses and other financial charges, from financial services activities are recognized within net revenues and cost of sales, respectively.